Other Equity - Summary of Reserves (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Share premium account	$ 0	$ 518	$ 518
Capital redemption reserve	0	177	177
Common control reserves	(1,603)
Employee share awards reserve	174	268	246
Cash flow hedge reserve	41	100	50
Cost of hedging reserve	(19)	(54)	(23)
Foreign currency translation reserve	(14)	43	39
Equity investments reserve	(8)	15	16
Non-controlling interest contribution reserve	1,441	1,283	1,283
Total reserves	$ 12	$ 2,350	$ 2,306